Cash Flow Information - Supplementary Information Regarding Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investing activities
Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	$ 26,930	$ 110,782